Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Note 16	Commitments and Contingencies

LEASE COMMITMENTS:     TSYS is obligated under noncancelable operating leases for computer equipment and facilities.

The future minimum lease payments under noncancelable operating leases with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2014, are as follows:

(in thousands)
2015	$118,321
2016	121,745
2017	62,741
2018	27,184
2019	22,693
Thereafter	30,088

Total future minimum lease payments	$382,772

The majority of computer equipment lease commitments come with a renewal option or an option to terminate the lease. These lease commitments may be replaced with new leases which allow the Company to continually update its computer equipment. Total rental expense under all operating leases in 2014, 2013 and 2012 was $105.2 million, $93.4 million and $95.2 million, respectively.

CONTRACTUAL COMMITMENTS:    In the normal course of its business, the Company maintains long-term processing contracts with its clients. These processing contracts contain commitments, including, but not limited to, minimum standards and time frames against which the Company’s performance is measured. In the event the Company does not meet its contractual commitments with its clients, the Company may incur penalties and certain clients may have the right to terminate their contracts with the Company. The Company does not believe that it will fail to meet its contractual commitments to an extent that will result in a material adverse effect on its financial position, results of operations or cash flows.

CONTINGENCIES:

Legal Proceedings — General

The Company is subject to various legal proceedings and claims and is also subject to information requests, inquiries and investigations arising out of the ordinary conduct of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that TSYS determines to be both probable and reasonably estimable in accordance with GAAP. In the opinion of management, based on current knowledge and in part upon the advice of legal counsel, all matters not specifically discussed below are believed to be adequately covered by insurance, or, if not covered, the possibility of losses from such matters are believed to be remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

Telexfree Matter

ProPay, Inc. (“ProPay”), a subsidiary of the Company, has been named as one of a number of defendants (including other merchant processors) in several purported class action lawsuits relating to the activities of Telexfree, Inc. and its affiliates and principals. Telexfree is a former merchant customer of ProPay. With regard to Telexfree, each purported class action lawsuit generally alleges that Telexfree engaged in an improper multi-tier marketing scheme involving voice-over Internet protocol telephone services. The plaintiffs in each of the purported class action complaints generally allege that the various merchant processor defendants, including ProPay, knowingly furthered the improper activities of Telexfree with knowledge that Telexfree did not have legitimate business operations. Telexfree filed for bankruptcy protection in Nevada. The bankruptcy was subsequently transferred to the Massachusetts Bankruptcy Court.

Specifically, ProPay has been named as one of a number of defendants (including other merchant processors) in each of the following purported class action complaints relating to Telexfree: (i) Waldermara Martin, et al. v. TelexFree, Inc., et al. (Case No. BK-S-14-12524-ABL) filed on May 3, 2014 in the United States Bankruptcy Court District of Nevada, (ii) Anthony Cellucci, et al. v. TelexFree, Inc., et. al. (Case No. 4:14-BK-40987) filed on May 15, 2014 in the United States Bankruptcy Court District of Massachusetts, (iii) Maduako C. Ferguson Sr., et al. v. Telexelectric, LLLP, et. al (Case No. 5:14-CV-00316-D) filed on June 5, 2014 in the United States District Court of North Carolina, (iv) Todd Cook v. TelexElectric LLLP et al. (Case No. 2:14-CV-00134), filed on June 24, 2014 in the United States District Court for the Northern District of Georgia, (v) Felicia Guevara v. James M. Merrill et al., CA No. 1:14-cv-22405-DPG), filed on June 27, 2014 in the United State District Court for the Southern District of Florida, (vi) Reverend Jeremiah Githere, et al. v. TelexElectric LLLP et al. (Case No. 1:14-CV-12825-GAO), filed on June 30, 2014 in the United States District Court for the District of Massachusetts , and (vii) Paulo Eduardo Ferrari et al. v. Telexfree, Inc. et al. (Case No. 14-04080), filed on August 20, 2014 in the United States Bankruptcy Court for the District of Massachusetts (together, the “Actions”). On October 21, 2014, all of the above-referenced lawsuits, with the exception of the Ferrari case, were transferred to the United States District Court for the District of Massachusetts by the Judicial Panel on Multidistrict Litigation. ProPay has not yet been served with the Ferrari complaint. The United States District Court for the District of Massachusetts has entered an order appointing lead counsel for the plaintiffs, but has not yet formally consolidated the Actions, and ProPay has not yet been required to respond to any of the complaints.

In December 2014, ProPay was also named as a defendant in another putative class action relating to TelexFree filed in the United States District Court for the Southern District of New York, , Abdelgadir v. TelexFree, Inc., et al., Case No. 14-CV-9857. The Abdelgadir complaint makes allegations that are substantially the same as those contained in the other putative class actions described above. ProPay has not been served with the Abdelgadir complaint.

ProPay has also received various subpoenas, a seizure warrant and other inquiries requesting information regarding Telexfree from (i) the Commonwealth of Massachusetts, Securities Division, (ii) United States Securities and Exchange Commission, (iii) US Immigration and Customs Enforcement, and (iv) a “Notice of Potential Claim and Demand to Preserve Evidence” from the bankruptcy Trustee of the Chapter 11 entities of Telexfree, Inc., Telexfree, LLC and Telexfree Financial, Inc. ProPay has produced documents to the above-named governmental entities and to the TelexFree bankruptcy Trustee pursuant to their requests. To date, none have taken any further action with respect to ProPay. Pursuant to the seizure warrant served by the United States Attorney’s Office for the District of Massachusetts, ProPay delivered all funds associated with Telexfree held for chargeback and other purposes by ProPay to US Immigration and Customs Enforcement.

The above proceedings and actions are preliminary in nature. While the Company and ProPay intend to vigorously defend matters arising out of the relationship of ProPay with Telexfree and believe ProPay has substantial defenses related to these purported claims, the Company currently cannot reasonably estimate losses attributable to these matters.

GUARANTEES AND INDEMNIFICATIONS:    The Company has entered into processing and licensing agreements with its clients that include intellectual property indemnification clauses. Under these clauses, the Company generally agrees to indemnify its clients, subject to certain exceptions, against legal claims that TSYS’ services or systems infringe on certain third party patents, copyrights or other proprietary rights. In the event of such a claim, the Company is generally obligated to hold the client harmless and pay for related losses, liabilities, costs and expenses, including, without limitation, court costs and reasonable attorney’s fees. The Company has not made any indemnification payments pursuant to these indemnification clauses.

A portion of the Company’s business is conducted through distributors that provide load and reload services to cardholders at their locations. Members of the Company’s distribution and reload network collect cardholder funds and remit them by electronic transfer to the Issuing Banks for deposit in the cardholder accounts. The Company’s Issuing Banks typically receive cardholders’ funds no earlier than three business days after they are collected by the distributor. If any distributor fails to remit cardholders’ funds to the Company’s Issuing Banks, the Company typically reimburses the Issuing Banks for the shortfall created thereby. The Company manages the risk associated with this process through a formalized set of credit standards, volume limits and deposit requirements for certain distributors and by typically maintaining the right to offset any settlement shortfall against the commissions payable to the relevant distributor. To date, the Company has not experienced any significant losses associated with settlement failures and the Company had not recorded a settlement guarantee liability as of December 31, 2014. As of December 31, 2014, the Company’s estimated gross settlement exposure was $11.1 million.

GPR cardholders can incur charges in excess of the funds available in their accounts and are liable for the resulting overdrawn account balance. Although the Company generally declines authorization attempts for amounts that exceed the available balance in a cardholder’s account, the application of the Networks’ rules and regulations, the timing of the settlement of transactions and the assessment of subscription, maintenance or other fees can, among other things, result in overdrawn card accounts. The Company also provides, as a courtesy and in its discretion, certain cardholders with a “cushion” that allows them to overdraw their card accounts by up to $10. In addition, eligible cardholders may enroll in the Issuing Banks’ overdraft protection programs and fund transactions that exceed the available balance in their accounts. The Company generally provides the funds used as part of these overdraft programs (one of the Company’s issuing banks will advance the first $1.0 million on behalf of its cardholders) and is responsible to the Issuing Banks for any losses associated with any overdrawn account balances. As of December 31, 2014 and 2013, cardholders’ overdrawn account balances totaled $14.0 million and $13.8 million, respectively. As of December 31, 2014 and 2013, the Company’s reserves for the losses it estimates will arise from processing customer transactions, debit card overdrafts, chargebacks for unauthorized card use and merchant-related chargebacks due to non-delivery of goods or services was $6.3 million and $5.8 million, respectively.

The Company has not recorded a liability for guarantees or indemnities in the accompanying consolidated balance sheet since the maximum amount of potential future payments under such guarantees and indemnities is not determinable.

PRIVATE EQUITY INVESTMENTS:    On May 31, 2011, the Company entered into a limited partnership agreement in connection with its agreement to invest in an Atlanta, Georgia-based venture capital fund focused exclusively on investing in technology-enabled financial services companies. Pursuant to the limited partnership agreement, the Company has committed to invest up to $20 million in the fund so long as its ownership interest in the fund does not exceed 50%. As of December 31, 2014 and 2013, the Company’s investment balance in the fund was $9.3 million and $6.0 million, respectively. The Company recognized gains of $0.8 million, $1.0 million, and $0.9 million due to increases in fair value in the years ended December 31, 2014, 2013 and 2012, respectively.